Long-Term Debt - Long-Term Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Total long-term debt	$ 1,701	$ 1,451
Less current portion	(118)	(117)
Total long-term debt, less current portion	1,583	1,334
2.56% due 2020, floating interest rate at Libor + 1.199% [Member]
Debt Instrument [Line Items]
Funding program loans from European Investment Bank	38	50
2.56% due 2020, floating interest rate at Libor + 1.056% [Member]
Debt Instrument [Line Items]
Funding program loans from European Investment Bank	83	110
0.59% due 2020, floating interest rate at Euribor + 0.917% [Member]
Debt Instrument [Line Items]
Funding program loans from European Investment Bank	45	53
2.09% due 2021, floating interest rate at Libor + 0.525% [Member]
Debt Instrument [Line Items]
Funding program loans from European Investment Bank	120	150
2.22% due 2021, floating interest rate at Libor + 0.572% [Member]
Debt Instrument [Line Items]
Funding program loans from European Investment Bank	115	144
Zero Coupon due 2019 (Tranche A) [Member] | Senior Unsecured Convertible Bonds [Member]
Debt Instrument [Line Items]
Senior unsecured convertible bonds		564
1.0% due 2021 (Tranche B) [Member] | Senior Unsecured Convertible Bonds [Member]
Debt Instrument [Line Items]
Senior unsecured convertible bonds		362
Zero-coupon, due 2022 (Tranche A) [Member] | Senior Unsecured Convertible Bonds [Member]
Debt Instrument [Line Items]
Senior unsecured convertible bonds	662
0.25%, due 2024 (Tranche B) [Member] | Senior Unsecured Convertible Bonds [Member]
Debt Instrument [Line Items]
Senior unsecured convertible bonds	616
0.31% (weighted average), due 2018-2023, fixed interest rate [Member]
Debt Instrument [Line Items]
Other Loans Payable	20	14
1.95% (weighted average), due 2017, fixed interest rate [Member]
Debt Instrument [Line Items]
Other Loans Payable		1
0.41% (weighted average), due 2018, fixed interest rate [Member]
Debt Instrument [Line Items]
Other Loans Payable	1	1
0.87% (weighted average), due 2020, fixed interest rate [Member]
Debt Instrument [Line Items]
Other Loans Payable	$ 1	$ 2